UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

     /s/ Maarten R. van Hengel          New York NY               04/29/2009
     -------------------------          -------------             ----------
            [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
028-05637                ADVISORY RESEARCH INC
028-10936                RIGEL CAPITAL, LLC
028-05670                WEDGE CAPITAL MANAGEMENT LLP
028-11173                Quantitative Management Associates LLC
028-01488                DELPHI MANAGEMENT INC
025-05358                LATEEF INVESTMENT MANAGEMENT, L.P.
028-11482                KNIGHTSBRIDGE ASSET MANAGEMENT, LLC
028-11954                CONTRAVISORY INVESTMENT MANAGEMENT, INC
028-11741                WestEnd Advisors, LLC
025-04207                DRIEHAUS CAPITAL MANAGEMENT LLC
028-04874                GARDNER LEWIS ASSET MANAGEMENT L P
028-01203                CS MCKEE LP
028-07406                MDT ADVISERS INC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           84

Form 13F Information Table Value Total:  $   145,498
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
REED ELSEVIER NV               COM             NL0006144      112     10446  SH          Sole                  10446
3M COMPANY                     COM             88579Y101      255      5136  SH          Sole                   5136
ABBOTT LABS                    COM             002824100      334      7005  SH          Sole                   7005
AFFILIATED COMPUTER SERVICES,  COM             008190100      335      7000  SH          Sole                   7000
AMGEN                          COM             031162100     1192     24075  SH          Sole                  24075
ANADARKO PETE CORP             COM             032511107     1303     33515  SH          Sole                  33515
APACHE CORPORATION             COM             037411105      564      8801  SH          Sole                   8801
APPLE COMPUTER INC             COM             037833100     1256     11950  SH          Sole                  11950
AT&T INC                       COM             00206R102      965     38291  SH          Sole                  38291
AUTOMATIC DATA PROCESSING      COM             053015103      432     12300  SH          Sole                  12300
BANK OF NEW YORK MELLON CORP   COM             064058100     2149     76074  SH          Sole                  76074
BENIHANA INC                   COM             082047101       42     16737  SH          Sole                  16737
BRISTOL-MYERS SQUIBB CORP      COM             110122108      554     25275  SH          Sole                  25275
CANTEL MEDICAL CORP            COM             138098108      389     30214  SH          Sole                  30214
CAPITAL SOUTHWEST CORP         COM             140501107      280      3662  SH          Sole                   3662
CISCO SYSTEMS                  COM             17275R102     2525    150587  SH          Sole                 150587
COCA-COLA                      COM             191216100      584     13294  SH          Sole                  13294
COLGATE PALMOLIVE CO           COM             194162103      664     11263  SH          Sole                  11263
COMCAST CORP NEW               COM             20030N200      178     13800  SH          Sole                  13800
COMMERCE BANCSHARES INC.       COM             200525103     1549     42677  SH          Sole                  42677
CVS CAREMARK CORP              COM             126650100     1301     47325  SH          Sole                  47325
DOMINION RESOURCES INC. NEW    COM             25746U109     2227     71865  SH          Sole                  71865
E M C CORP                     COM             268648102     1563    137096  SH          Sole                 137096
EMERSON ELECTRIC CO            COM             291011104     1972     68997  SH          Sole                  68997
ENERGY TRANSFER PTS            COM             29273R109      311      8425  SH          Sole                   8425
EXXON MOBIL CORP               COM             30231G102     5603     82273  SH          Sole                  82273
FLUOR                          COM             343412102      929     26900  SH          Sole                  26900
GENERAL ELECTRIC CO            COM             369604103      359     35520  SH          Sole                  35520
GOLDMAN SACHS GROUP            COM             38141G104      389      3666  SH          Sole                   3666
GOOGLE INC CL A                COM             38259P508     5331     15315  SH          Sole                  15315
H J HEINZ CO                   COM             423074103      355     10750  SH          Sole                  10750
HOME DEPOT                     COM             437076102     1861     78982  SH          Sole                  78982
ILLINOIS TOOL WORKS INC.       COM             452308109      475     15400  SH          Sole                  15400
INTEL CORPORATION              COM             458140100     2297    152837  SH          Sole                 152837
INTERNATIONAL BUSINESS MACHINE COM             459200101     2413     24907  SH          Sole                  24907
ISHARES FTSE CHINA25           COM             464287184     3807    133425  SH          Sole                 133425
ISHARES RUSSELL 1000 GROWTH    COM             464287614      242      6900  SH          Sole                   6900
ISHARES RUSSELL 2000 INDEX     COM             464287655      234      5575  SH          Sole                   5575
ISHARES RUSSELL 3000 INDEX     COM             464287689    14638    319045  SH          Sole                 319045
ISHARES S&P LATIN AMER 40 INDE COM             464287390     3237    126265  SH          Sole                 126265
ISHARES S&P MIDCAP             COM             464287507      340      6980  SH          Sole                   6980
ISHARES S&P SMALLCAP 600 INDEX COM             464287804      748     20555  SH          Sole                  20555
ISHARES TRMSCI EAFE INDEX      COM             464287465     7187    191205  SH          Sole                 191205
ITT CORPORATION                COM             450911102     1177     30600  SH          Sole                  30600
JOHN WAGNER & SONS INC         COM             47899H958        0     24515  SH          Sole                  24515
JOHNSON & JOHNSON              COM             478160104     3033     57653  SH          Sole                  57653
JPMORGAN CHASE & CO            COM             46625H100     1734     65242  SH          Sole                  65242
KINDER MORGAN ENERGY PARTNERS  COM             494550106      408      8725  SH          Sole                   8725
MERCK & CO                     COM             589331107      431     16100  SH          Sole                  16100
MICROSOFT CORP                 COM             594918104      608     33102  SH          Sole                  33102
MIDCAP SPDR TRUNIT SER 1       COM             595635103     5191     58595  SH          Sole                  58595
NIKE INC                       COM             654106103      970     20690  SH          Sole                  20690
OCCIDENTAL PETROLEUM CORP      COM             674599105     2785     50040  SH          Sole                  50040
ORACLE CORPORATION             COM             68389X105     1750     96825  SH          Sole                  96825
PARKER HANNIFIN CORP           COM             701094104     1354     39844  SH          Sole                  39844
PEABODY ENERGY CORP            COM             704549104     1025     40950  SH          Sole                  40950
PEPSICO INC                    COM             713448108     2126     41291  SH          Sole                  41291
PFIZER INC                     COM             717081103      683     50122  SH          Sole                  50122
PHILIP MORRIS INTERNATIONAL IN COM             718172109     1520     42730  SH          Sole                  42730
PLAINS ALL AMER PIPELINES LP   COM             726503105      400     10875  SH          Sole                  10875
POTASH CORPORATION OF SASKATCH COM             73755L107     1069     13225  SH          Sole                  13225
POWERSHARES WATER RESOURCES    COM             73935x575     4010    336135  SH          Sole                 336135
PROCTER & GAMBLE CO            COM             742718109     2530     53728  SH          Sole                  53728
ROYAL DUTCH SHELL PLC SPONS AD COM             780259206      202      4560  SH          Sole                   4560
RYDEX RUSSELL TOP 50 ETF       COM             78355w205      973     15585  SH          Sole                  15585
S&P 500 SPDR                   COM             78462f103    15588    196031  SH          Sole                 196031
SCHLUMBERGER                   COM             806857108     1623     39967  SH          Sole                  39967
SEMPRA ENERGY                  COM             816851109      231      5000  SH          Sole                   5000
SPDR ENERGY INDEX              COM             81369Y506     1482     34905  SH          Sole                  34905
SPDR MSCI ACWI EX US ETF       COM             78463x848     7761    385365  SH          Sole                 385365
TARGET                         COM             87612E106      279      8100  SH          Sole                   8100
THE LACLEDE GROUP INC          COM             505597104      231      5934  SH          Sole                   5934
UNITED TECHNOLOGIES CORP       COM             913017109      520     12100  SH          Sole                  12100
US BANCORP DELCOM NEW          COM             902973304      252     17250  SH          Sole                  17250
VANGUARD EMERGING MARKET ETF   COM             922042858     2596    110190  SH          Sole                 110190
VANGUARD TOTL SM ETF           COM             922908769      482     12175  SH          Sole                  12175
VERIZON COMMUNICATIONS         COM             92343V104      208      6877  SH          Sole                   6877
WAL MART STORES                COM             931142103     3051     58565  SH          Sole                  58565
WALGREEN                       COM             931422109      336     12950  SH          Sole                  12950
WINDSTREAM CORPORATION         COM             97381W104      422     52336  SH          Sole                  52336
WYETH                          COM             983024100      236      5491  SH          Sole                   5491
ZIMMER HOLDINGS INC            COM             98956P102     1166     31940  SH          Sole                  31940
NESTLE S.A. ADR                ADR             641069406      393     11625  SH          Sole                  11625
VODAFONE GROUP PLC NEW         ADR             92857W209     1181     67800  SH          Sole                  67800